General information	6 Months Ended
Jun. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General information	General information
Seadrill Limited is incorporated in Bermuda and is a publicly listed company on the Oslo Stock Exchange. We provide offshore drilling services to the oil and gas industry. As at June 30, 2021 we owned 32 offshore drilling units as well as operate 1 rig under lease from Northern Ocean. Our fleet consists of drillships, jack-up rigs and semi-submersible rigs for operations in shallow and deepwater areas, and in benign and harsh environments. We also provide rig management services to SeaMex, Northern Ocean, Sonadrill and Aquadrill (formerly Seadrill Partners).

Except where the context otherwise requires or where otherwise indicated, the terms “Seadrill,” “the Group,” “we,” “us,” “our,” “the Company” and “our Business” refer to either Seadrill Limited, any one or more of its consolidated subsidiaries, or to all such entities.

Seadrill Limited is a publicly-held Bermuda exempted company limited by shares and prior to June 19, 2020 was listed under the Symbol "SDRL" on the New York Stock Exchange ("NYSE") and the Oslo Stock Exchange ("OSE"). On June 19, 2020 it delisted from the NYSE and began trading on the over-the-counter ("OTC") market under the Symbol "SDRLF". In May 2021, Seadrill Limited's shares transitioned to trading on OTC Pink Open Marketplace under the symbol "SDRLF". Seadrill has retained its primary listing on the OSE.

Chapter 11 Proceedings and going concern

Since the mid-2010s, the industry has experienced a sustained decline in oil prices which has culminated in an industry-wide supply and demand imbalance. During this period, market dayrates for drilling rigs have been lower than was anticipated when the debt associated with acquiring our rigs was incurred. This challenging business climate was further destabilized by challenges that have arisen due to the COVID-19 pandemic. The actions taken by governmental authorities around the world to mitigate the spread of COVID-19 have had a significant negative effect on oil consumption. This has led to a further decrease in the demand for our services and has had an adverse impact on our business and financial condition.

Since the end of 2019, we have been working with senior creditors to provide a solution to Seadrill's high cash outflow for debt service. In June, 2020, we announced that we had appointed financial advisors to evaluate comprehensive restructuring alternatives to reduce debt service costs and overall indebtedness.

In September 2020, we ceased making interest payments on our secured credit facilities which constituted an event of default. Furthermore, this triggered cross-defaults on the senior secured notes and leasing agreements in respect of the West Hercules, West Linus and West Taurus with subsidiaries of SFL Corporation Limited. The events of default meant that amounts due on the secured credit facilities and senior notes became callable on demand. As of December 31, 2020, we had $6,177 million in principal amount of these debt obligations. Our available resources would not have been sufficient to repay these obligations were they called.

On February 7, 2021 and February 10, 2021 the Debtors filed voluntary petitions for reorganization under Chapter 11, triggering a stay on enforcement of remedies with respect to our debt obligations. As part of the Chapter 11 Proceedings, the Debtors were granted “first-day” relief which enables us to continue operations without interruption.

Negotiations on the comprehensive restructuring continued with the lenders until July 24, 2021 when Seadrill Limited entered into a Plan Support Agreement (the “PSA”) with certain of the Company’s senior secured lenders holding approximately 57.8% of the Company’s senior secured loans (the “Consenting Lenders”) as well as a backstop commitment letter entered into with certain of the Consenting Lenders. The agreements contemplate a Plan of Reorganization (the “POR”) that will raise $350 million in new financing and reduce the Company’s liabilities by over $5 billion. The POR provides a clear pathway for Seadrill to restructure its balance sheet with the support of the majority of its senior secured lenders. Certain of the Consenting Lenders have also agreed to backstop a first lien exit facility totaling $300 million.

The lenders participating in (and backstopping) the new-money facility will collectively receive 16.75% of new equity in the newly constituted Seadrill, subject to dilution. Under the POR, the senior secured lenders will also exchange $5.6 billion of existing debt for $750 million of second-lien, 'take-back' debt and 83% of the new equity, subject to dilution. Hemen Holding Ltd., currently the Company’s largest shareholder, has also committed to fund a $50 million new-money unsecured bond to be issued under the POR, which is convertible into 5% of the new equity under specified circumstances. Specified trade claims will be paid in full in cash and other general unsecured claims will receive their pro rata share of $250,000 in cash. Existing shareholders will receive 0.25% of the new equity, subject to dilution, if all voting classes of creditors accept the POR, and otherwise will not receive any recovery. Consummation of the POR is subject to a number of customary terms and conditions, including court approval.

As of June 30, 2021, Seadrill had cash and cash equivalents of $644 million (December 31, 2020: $723 million) of which $428 million (December 31, 2020: $526 million) was unrestricted and we have implemented, and will continue to implement, various measures to preserve liquidity. These include an increased focus on operating efficiency, reductions in corporate and overhead expenditures, and deferrals of capital expenditures. Whilst we believe this should provide sufficient liquidity for the 12 month period from the issuance of these financial statements to allow us to complete a comprehensive restructuring, the process is difficult to predict and subject to factors outside of our control. We are subject to numerous risks associated with the bankruptcy proceedings and, whilst we have entered into a
PSA with the Consenting Lenders holding approximately 57.8% of our senior secured debt, there can be no assurance that we will obtain sufficient support from our remaining creditors, nor that the Bankruptcy Court will confirm the plan.

These conditions and events raise substantial doubt as to our ability to continue as a going concern for the 12 months after the date our financial statements are issued. Financial information in this report has been prepared on a going concern basis of accounting, which presumes that we will be able to realize our assets and discharge our liabilities in the normal course of business as they come due. Financial information in this report does not reflect the adjustments to the carrying values of assets, liabilities and the reported expenses and balance sheet classifications that would be necessary if we were unable to realize our assets and settle our liabilities as a going concern in the normal course of operations. Such adjustments could be material.

Basis of presentation

The Consolidated Financial Statements are presented in accordance with generally accepted accounting principles in the United States of America (U.S. GAAP). The amounts are presented in United States dollar ("U.S. dollar" "$" or "US$") rounded to the nearest million, unless otherwise stated. The accompanying Consolidated Financial Statements present the financial position of Seadrill Limited, its consolidated subsidiaries and our interests in associated entities. Investments in companies in which we control, or directly or indirectly hold more than 50% of the voting control are consolidated in the Consolidated Financial Statements, as well as certain variable interest entities of which we are deemed to be the primary beneficiary (though not directly or indirectly holding more than 50% of the voting control).

The accompanying unaudited interim financial statements, in the opinion of management, include all material adjustments that are considered necessary for a fair statement of the Company’s financial statements in accordance with generally accepted accounting principles in the United States of America. The accompanying unaudited interim financial statements do not include all of the disclosures required in complete annual financial statements. These financial statements should be read in conjunction with our annual financial statements filed with the SEC on Form 20-F for the year ended December 31, 2020 (SEC File No. 333-224459).

Bankruptcy accounting

We have operated as a debtor-in-possession from February 10, 2021. We have prepared our Consolidated Financial Statements under Accounting Standards Codification 852, Reorganizations ("ASC 852"). ASC 852 requires that the financial statements distinguish transactions and events that are directly associated with the reorganization from the ongoing operations of the business. Accordingly, certain expenses, gains and losses that were realized or incurred in the bankruptcy proceedings are recorded in “Reorganization items" on our Consolidated Statements of Operations. In addition, ASC 852 requires changes in the accounting and presentation of significant items on the Consolidated Balance Sheets, particularly liabilities. Pre-petition obligations that may have been impacted by the Chapter 11 reorganization process have been classified on the Consolidated Balance Sheets within "Liabilities subject to compromise". For details of the Chapter 11 process, refer to Note 3 - "Chapter 11 Proceedings".

Significant accounting policies

The accounting policies adopted in the preparation of the unaudited interim financial statements are consistent with those followed in the preparation of our annual audited Consolidated Financial Statements for the year ended December 31, 2020, except as set out below and in Note 2 - "Recent accounting pronouncements".

Use of Estimates

The preparation of our consolidated financial statements requires us to make estimates, judgments and assumptions that may affect the reported amounts of assets, liabilities, equity, revenues and expenses and related disclosure of contingent assets and liabilities. The full extent to which the COVID-19 pandemic will directly or indirectly impact our business, results of operations and financial condition, including sales, expenses and reserves and allowances will depend on future developments that are highly uncertain, including as a result of new information that may emerge concerning COVID-19 and the actions taken to contain it or treat COVID-19, as well as the economic impact on local, regional, national and international customers and markets. We have made estimates of the impact of COVID-19 within our financial statements and there may be changes to those estimates in future periods. Actual results may differ from these estimates.